Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Metals in process	$ 233	$ 267
Gold on hand (dore/bullion)	60	91
Ore stockpiles	513	512
Uranium oxide and sulfuric acid	12	11
Supplies	437	412
Total gross inventory - short-term	1,255	1,293
Less: Materials on the leach pad	(128)	(128)
Total Short-term inventory	1,127	1,165
Inventory, Noncurrent [Abstract]
Metals in process	472	445
Ore stockpiles	190	180
Inventory Gross Long Term	662	625
Less: Materials on the leach pad	(472)	(445)
Total Long-term inventory	$ 190	$ 180